Earnings Per Share - Schedule of Income and Share Data Used in Calculation of Basic and Diluted Earnings Per Share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) $ / shares shares	Dec. 31, 2024 MXN ($) $ / shares shares		Dec. 31, 2024 $ / shares	Dec. 31, 2023 MXN ($) $ / shares shares
Earnings Per Share [Abstract]
Attributable to Owners of the Group | $	$ 1,060,753	$ 711,728			$ 1,039,287
Weighted average of outstanding shares
Weighted average of outstanding shares Basic	37,244	37,244			37,244
Weighted average of outstanding shares Diluted	37,244	37,244	[1]		37,265
Basic and diluted earnings per share:
Basic earnings per share | (per share)	$ 28.48	$ 19.11		$ 19.11	$ 27.9
Diluted earnings per share | (per share)	$ 28.48	$ 19.11	[1]	$ 0	$ 27.89

[1]	The weighted average number of outstanding shares used to calculate basic earnings per share did not have any dilutive or potentially dilutive effect for the years ended December 31, 2025 and 2024; therefore, it was revised that for the year ended December 31, 2024 a diluted earnings per share of $0 was reported, which should have been equal to the basic earnings per share of $19.11.